LICENSE AGREEMENT	12 Months Ended
Dec. 31, 2019
LICENSE AGREEMENT
LICENSE AGREEMENT

2. LICENSE AGREEMENT

Columbia University

In October 2016, the Company entered into a license agreement (the “ 2016 Columbia Agreement”) with The Trustees of Columbia University (“Columbia University”) to obtain an exclusive royalty-bearing sublicensable license in respect to certain patents. As part of the consideration for entering into the 2016 Columbia Agreement, the Company issued to Columbia University shares equal to 5% of its outstanding common stock on a fully diluted basis at the time of issue. The common stock had a fair value of $0.5 million at the time of issuance. The Company will be required to make further payments to Columbia University of up to an aggregate of $1.3 million for the achievement of specified development and regulatory milestones, and up to an aggregate of $1.0 million for the achievement of a specified level of aggregate annual net sales, in each case in connection with products covered by the 2016 Columbia Agreement. The Company will also be required to pay tiered royalties to Columbia University in the low‑ to mid‑single digit percentages on the Company’s, its affiliates’ and its sublicensees’ net sales of licensed products, subject to specified offsets and reductions. In addition, the Company is required to make specified annual minimum royalty payments to Columbia University, which is contingent upon the approval of the licensed products, in the mid six figures beginning on the 10th anniversary of the effective date of the 2016 Columbia Agreement. The Company has not granted any sublicenses under the 2016 Columbia Agreement. However, if the Company sublicenses the rights granted under the 2016 Columbia Agreement to one or more third parties, it will be required to pay Columbia University a portion of the net sublicensing revenue received from such third parties, at percentages between 10% and 20%, depending on the stage of development at the time such revenue is received from such third parties.

The 2016 Columbia Agreement will terminate upon the expiration of all the Company’s royalty payment obligations in all countries. The Company may terminate the 2016 Columbia Agreement for convenience upon 90 days’ written notice to Columbia University. At its election, Columbia University may terminate the 2016 Columbia Agreement, or convert the licenses granted to the Company into non‑exclusive, non‑sublicensable licenses, in the case of (a) the Company’s uncured material breach upon 30 days’ written notice (which shall be extended to 90 days if the Company is diligently attempting to cure such material breach), (b) the Company’s failure to achieve the specified development and funding milestone events, or (c) the Company’s insolvency.

In January 2019, the Company entered into a second license agreement with Columbia University (the “2019 Columbia Agreement”). Pursuant to the 2019 Columbia Agreement, Columbia University granted the Company a royalty-bearing, sublicensable license that is exclusive with respect to certain patents, and non-exclusive with respect to certain know-how, in each case to develop, manufacture and commercialize PI3k inhibitor products. The license grant is worldwide. Under the 2019 Columbia Agreement, the Company is obligated to use commercially reasonable efforts to research, discover, develop and market licensed products for commercial sale in the licensed territory, and to comply with certain obligations to meet specified development and funding milestones within defined time periods. Columbia University retains the right to conduct, and grant third parties the right to conduct, non-clinical academic research using the licensed technology; provided that such research is not funded by a commercial entity or for-profit entity or results in rights granted to a commercial or for-profit entity. As consideration for entering into the 2019 Columbia Agreement, the Company made a nominal upfront payment to Columbia University.  The Company will be required to make further payments to Columbia University of up to an aggregate of $1.3 million for the achievement of specified development and regulatory milestones, and up to an aggregate of $1.0 million for the achievement of a specified level of aggregate annual net sales, in each case in connection with products covered by the 2019 Columbia Agreement. The Company will also be required to pay tiered royalties to Columbia University in the low- to mid-single digit percentages on the Company’s, its affiliates’ and its sublicensees’ net sales of licensed products, subject to specified offsets and reductions. In addition, the Company is required to make specified annual minimum royalty payments to Columbia University, which is contingent upon the approval of the licensed products, in the mid-six figures beginning on the tenth anniversary of the effective date of the 2019 Columbia Agreement.

The Company has not granted any sublicenses under the 2019 Columbia Agreement. However, if the Company sublicenses the rights granted under the 2019 Columbia Agreement to one or more third parties, it will be required to pay Columbia University a portion of the net sublicensing revenue received from such third parties, at percentages between  10% and 50%,  depending on the stage of development at the time such revenue is received from such third parties. The 2019 Columbia Agreement will terminate upon the expiration of all the Company’s royalty payment obligations in all countries. The Company may terminate the 2019 Columbia Agreement for convenience upon  90 days’ written notice to Columbia University. At its election, Columbia University may terminate the 2019 Columbia Agreement, or convert the licenses granted to the Company into non-exclusive, non-sublicensable licenses, in the case of (a) the Company’s uncured material breach upon 30 days’ written notice (which shall be extended to 90 days if the Company is diligently attempting to cure such material breach), (b) the Company’s failure to achieve the specified development and funding milestone events, or (c) the Company’s insolvency.

In March 2019, and in connection with the 2016 Columbia Agreement, the Company entered into a research services agreement (the “2019 Columbia Research Agreement”) with Columbia University with the purpose of analyzing structural and functional changes in brain tissue in an animal model of galactosemia, and the effects of certain compounds whose intellectual property rights were licensed to the Company as part of the 2016 Columbia Agreement on any such structural and functional changes.  The 2019 Columbia Research Agreement has a term of 12 months from its effective date; provided that the Company can terminate the 2019 Columbia Research Agreement without cause with at least 30 days’ prior written notice. The services covered by the 2019 Columbia Research Agreement will be performed by Columbia University in two parts consisting of six months. The decision to proceed with Part 2 of the 2019 Columbia Research Agreement shall be made solely by the Company and will be contingent on the success of the research performed in Part 1. In consideration for the services performed by Columbia University in Part 1, the Company will be required to pay $0.1 million to Columbia University for staffing, supplies and indirect costs. If the Company decides to continue the research defined in Part 2, the Company will be required to pay an additional $0.2 million to Columbia University.

On October 3, 2019, and in connection with the 2019 Columbia Agreement, the Company entered into a research services agreement (the “PI3k Columbia Research Agreement” and collectively with the 2016 Columbia Agreement, 2019 Columbia Agreement and 2019 Research Agreement, the “Columbia Agreements”) with Columbia University with the purpose of analyzing PI3k inhibitors for the treatment of lymphoid malignancies. The research service agreement has a term of 18 months from is effective date; provided that the Company can terminate the research service agreement without cause with at least 30 days prior written notice. Midway through the study period, the Company and Columbia University will review the results of all completed and in progress research and determine whether the research will continue. In consideration for the services performed by Columbia University, the Company will be required to pay $0.4 million to Columbia University for staffing, supplies and indirect costs.

During the years ended December 31, 2019 and 2018, the Company recorded $0.1 million and $0.5 million in research and development expense, respectively, and $0.5 million and $0.3 million, respectively, in general and administrative expense related to the Columbia Agreements. In aggregate, the Company has incurred $1.9 million in expense from the execution of the Columbia Agreements through December 31, 2019.

As of December 31, 2019, the Company had $0.1 million due to Columbia University included in accrued expenses and $0.1 million included in accounts payable. As of December 31, 2018, the Company had $0.1 million due to Columbia University included in accrued expenses and $0.1 million included in accounts payable.